SCHEDULE OF SENIOR CONVERTIBLE PREFERRED SHARES (Details)	18 Months Ended
Jun. 30, 2025 CNY (¥)
Senior Convertible Preferred Shares And Warrants
Balance	¥ 1,222,535
Issuance of senior convertible preferred shares	78,379
Conversion to Class A ordinary shares	(1,300,914)
Balance